As filed with the Securities and Exchange Commission on September 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                   JULY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------
(UNAUDITED)

 NUMBER OF SHARES                              MARKET VALUE(+)              NUMBER OF SHARES                       MARKET VALUE(+)
                                              ($000'S OMITTED)                                                    ($000'S OMITTED)
 COMMON STOCKS (65.8%)
                                                                 REGIONAL MALLS (3.6%)
 APARTMENTS (6.4%)                                                 101,466   CBL & Associates Properties                  1,971(E)
    71,500   American Campus Communities          2,093(E)          20,800   General Growth Properties                      570
    14,300   Apartment Investment & Management      489            170,600   Glimcher Realty Trust                        1,588(E)
    43,700   Camden Property Trust                2,149(E)         113,700   Pennsylvania REIT                            2,094(E)
    24,826   Colonial Properties Trust              496(E)                                                              ---------
    50,600   Equity Residential                   2,184                                                                   6,223
    66,500   Mid-America Apartment Communities    3,822          RETAIL (0.5%)
                                                 ------             46,500   Equity One                                     898(E)
                                                 11,233
                                                                 SELF STORAGE (4.4%)
 COMMERCIAL PRODUCTS & SERVICES (6.5%)                             156,400   Extra Space Storage                          2,216(E)
   106,100   Annaly Capital Management            1,599              2,700   Public Storage, Depositary Shares               68
   209,018   Capital Trust                        3,223(E)         128,400   Sovran Self Storage                          5,368(E)
   364,200   Crystal River Capital                1,067(E)                                                              -------
   170,700   Gramercy Capital                     1,154(E)                                                                7,652
   518,300   NorthStar Realty Finance             4,344(E)
                                                 ------          TOTAL COMMON STOCKS
                                                 11,387          (COST $133,558)                                        114,986

 COMMUNITY CENTERS (2.7%)                                        PREFERRED STOCKS (16.8%)
   126,200   Tanger Factory Outlet Centers        4,712
                                                                 APARTMENTS (3.7%)
 DIVERSIFIED (2.8%)                                                 12,400   Apartment Investment & Management, Ser. T      278
   166,600   iStar Financial                      1,368(E)          10,000   Apartment Investment & Management, Ser. U      223
    60,000   Lexington Realty Trust                 864(E)         252,200   Mid-America Apartment Communities, Ser. H    5,958
   118,000   Macquarie Infrastructure             2,645(E)                                                              -------
                                                 ------                                                                   6,459
                                                  4,877
                                                                 COMMERCIAL SERVICES (2.1%)
 HEALTH CARE (16.5%)                                                20,000   Anthracite Capital, Ser. C                     284(E)
    33,000   HCP, Inc.                            1,191             20,000   Newcastle Investment, Ser. B                   220(E)
   138,202   Health Care REIT                     6,892(E)          39,500   Newcastle Investment, Ser. D                   371
    36,400   LTC Properties                       1,064(E)         200,000   NorthStar Realty Finance, Ser. A             2,856
   160,200   Nationwide Health Properties         5,945(E)                                                              -------
   367,300   OMEGA Healthcare Investors           6,343(E)                                                                3,731
   165,400   Ventas, Inc.                         7,420
                                                 ------          COMMUNITY CENTERS (0.8%)
                                                 28,855             20,000   Cedar Shopping Centers, Ser. A                 452(E)
                                                                    12,000   Developers Diversified Realty, Ser. I          242
 INDUSTRIAL (9.0%)                                                  34,000   Tanger Factory Outlet Centers, Ser. C          684
   911,400   DCT Industrial Trust                 7,720(E)                                                               -------
    61,400   EastGroup Properties                 2,849(E)                                                                1,378
   207,400   First Industrial Realty Trust        5,141(E)       DIVERSIFIED (2.5%)
                                                 ------            200,000   iStar Financial, Ser. E                      2,538
                                                 15,710            160,000   iStar Financial, Ser. F                      1,904
                                                                                                                        -------
 LODGING (2.1%)                                                                                                           4,442
   174,300   DiamondRock Hospitality              1,607
    36,000   Eagle Hospitality Properties Trust     277          HEALTH CARE (0.8%)
    28,600   Hospitality Properties Trust           609(E)          25,000   Health Care REIT, Ser. D                       576
    54,700   LaSalle Hotel Properties             1,242(E)          34,000   LTC Properties, Ser. F                         790
                                                 ------                                                                 -------
                                                  3,735                                                                   1,366

 OFFICE (9.3%)                                                   HOTELS, RESTAURANTS & LEISURE (0.7%)
    66,500   BioMed Realty Trust                  1,716(E)(OO)      154,600   W2007 Grace Acquisition I, Ser. B           1,145(E)
   192,736   Brandywine Realty Trust              3,093
   113,300   Highwoods Properties                 4,136(E)       LODGING (2.7%)
   245,600   HRPT Properties Trust                1,722             22,600   Hersha Hospitality Trust, Ser. A               387
   146,100   Mack-Cali Realty                     5,607             16,000   Host Hotels & Resorts, Ser. E                  388
                                                 ------             77,500   LaSalle Hotel Properties, Ser. B             1,647(E)
                                                 16,274             28,000   LaSalle Hotel Properties, Ser. D               497

 OFFICE - INDUSTRIAL (2.0%)
   138,700   Duke Realty                          3,430(E)


See Notes to Schedule of Investments

                                                                                                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

 NUMBER OF SHARES                                      MARKET VALUE(+)
                                                      ($000'S OMITTED)
    33,000   LaSalle Hotel Properties, Ser. E                 635
    31,000   Strategic Hotels & Resorts, Ser. B               468
    51,300   Strategic Hotels & Resorts, Ser. C               747
                                                           ------
                                                            4,769
 OFFICE (1.3%)
    60,000   DRA CRT Acquisition, Ser. A                      795
    60,000   Kilroy Realty, Ser. E                          1,244
     6,800   SL Green Realty, Ser. D                          153
                                                           ------
                                                            2,192
 OFFICE - INDUSTRIAL (0.6%)
    25,000   Digital Realty Trust, Ser. A                     562
    16,900   Digital Realty Trust, Ser. B                     351
     8,000   PS Business Parks, Ser. K                        184
                                                           ------
                                                            1,097
 REAL ESTATE/REIT (0.4%)
    50,000   Ashford Hospitality Trust, Ser. D                750

 REGIONAL MALLS (1.2%)
    60,000   Glimcher Realty Trust, Ser. F                    882
    61,800   Glimcher Realty Trust, Ser. G                    880
    11,300   Taubman Centers, Ser. G                          251(OO)
                                                           ------
                                                            2,013

 TOTAL PREFERRED STOCKS                                    29,342
 (COST $44,913)

See Notes to Schedule of Investments

                                                                                                                  JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                   VALUE(+)
($000's omitted)                                                                         ($000's omitted)
BANK LOAN OBLIGATIONS (0.4%)

AUTOMOTIVE (0.4%)
                880  General Motors Corp., Guaranteed Notes, 1.00%, due 11/29/13 (Cost
                     $786)                                                                         688(O)

CORPORATE DEBT SECURITIES (83.3%)

AEROSPACE/DEFENSE (1.8%)
              1,225  L-3 Communications Corp., Guaranteed Senior Unsecured
                     Subordinated Notes, 7.63%, due 6/15/12                                      1,240
                105  L-3 Communications Corp., Guaranteed Senior Unsecured
                     Subordinated Notes, 6.13%, due 7/15/13                                        100
              1,875  L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due
                     10/15/15                                                                    1,763
                                                                                                ------
                                                                                                 3,103
AIRLINES (0.0%)
                  4  Continental Airlines, Inc., Pass-Through Certificates, 9.80%, due
                     4/1/21                                                                          3

AUTO LOANS (4.7%)
              2,845  Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11            2,293
              2,135  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due
                     10/25/11                                                                    1,614
              3,440  Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due 6/1/12            2,584
              2,725  General Motors Acceptance Corp., Senior Unsecured Notes, 6.88%,
                     due 9/15/11                                                                 1,799
                                                                                                ------
                                                                                                 8,290
AUTOMOTIVE (1.6%)
              1,080  Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31                    562
              3,065  General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11            2,015(E)
                595  General Motors Corp., Senior Unsecured Notes, 8.38%, due 7/15/33              293
                                                                                                ------
                                                                                                 2,870
BEVERAGE (1.0%)
              1,265  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14           1,293
                465  Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16               449
                                                                                                ------
                                                                                                 1,742
BUILDING & CONSTRUCTION (0.2%)
                345  K. Hovnanian Enterprises, Inc., Guaranteed Notes, 11.50%, due
                     5/1/13                                                                        349(n)

CHEMICALS (1.4%)
                575  Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18                            578(n)
              1,040  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17                952(n)
                980  Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%,
                     due 12/1/14                                                                   857
                                                                                                ------
                                                                                                 2,387
ELECTRIC - GENERATION (7.1%)
              1,483  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                         1,539(n)
              1,040  AES Corp., Senior Notes, 8.00%, due 6/1/20                                  1,001(n)
              3,895  Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,
                     7.67%, due 11/8/16                                                          3,812
                480  Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13             482
              2,885  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27           2,539
              3,065  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16                       2,973
                                                                                                ------
                                                                                                12,346
ELECTRIC - INTEGRATED (7.1%)
              1,510  CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15               1,496
              1,730  Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due
                     11/1/17                                                                     1,782(n)
              4,915  Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due
                     11/1/17                                                                     4,866(n)
              1,430  IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16           1,434(n)
                770  PPL Energy Supply LLC, Senior Unsecured Notes, 6.30%, due 7/15/13             772

See Notes to Schedule of Investments

                                                                                                                  JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                   VALUE(+)
($000's omitted)                                                                         ($000's omitted)
              2,215  Texas Competitive Electric Holdings Co. LLC, Guaranteed Notes,
                     10.50%, due 11/1/16                                                         2,132(n)
                                                                                                ------
                                                                                                12,482
ELECTRONICS (1.3%)
              1,060  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due
                     11/15/14                                                                      981
              1,620  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due
                     12/15/14                                                                    1,312
                                                                                                ------
                                                                                                 2,293
ENERGY - EXPLORATION & PRODUCTION (4.8%)
              2,135  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13               2,156
              1,635  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14               1,649
              1,180  Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16               1,134
                545  Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17                       537
                420  Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due
                     4/15/16                                                                       392
              1,720  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due
                     3/15/17                                                                     1,594
                825  Southwestern Energy Co., Senior Unsecured Notes, 7.50%, due
                     2/1/18                                                                        846(n)
                                                                                                ------
                                                                                                 8,308
ENVIRONMENTAL (0.5%)
                895  Allied Waste North America, Inc., Senior Secured Notes, Ser. B,
                     7.25%, due 3/15/15                                                            884

FOOD & DRUG RETAILERS (1.1%)
                705  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15                           453
                450  Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16                     417
              1,550  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                          996
                                                                                                ------
                                                                                                 1,866
GAMING (4.2%)
                495  Chukchansi Economic Development Authority, Senior Unsecured
                     Notes, 8.00%, due 11/15/13                                                    406(n)
              1,925  FireKeepers Development Authority, Senior Secured Notes, 13.88%,
                     due 5/1/15                                                                  1,771(n)
                365  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%,
                     due 6/15/15                                                                   193(n)
                790  Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due
                     2/1/16                                                                        596(n)
                515  Isle of Capri Casinos, Inc., Guaranteed Notes, 7.00%, due 3/1/14              358(E)
              1,165  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14                 1,200(n)
              1,095  San Pasqual Casino, Notes, 8.00%, due 9/15/13                                 997(n)
              2,200  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due
                     6/15/15                                                                     1,782(n)
                                                                                                ------
                                                                                                 7,303
GAS DISTRIBUTION (8.0%)
                585  AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16            531(OO)
                155  El Paso Energy Corp., Senior Unsecured Notes, 6.75%, due 5/15/09              156
                990  El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due
                     6/15/32                                                                     1,085
              1,070  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due
                     6/15/12                                                                       995
              1,655  Ferrellgas Partners L.P., Senior Notes, 6.75%, due 5/1/14                   1,415(n)
                951  Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due
                     5/1/14                                                                        804
              1,332  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12              1,319
                325  Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15                289
                980  MarkWest Energy Partners L.P., Senior Notes, 8.75%, due 4/15/18               975(n)
              1,483  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due
                     12/15/13                                                                    1,513
                465  Sabine Pass L.P., Senior Secured Notes, 7.25%, due 11/30/13                   402
              3,105  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16                 2,670
              1,335  Transcontinental Gas Pipe Line, Senior Unsecured Notes, 7.25%,
                     due 12/1/26                                                                 1,365
                375  Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11                390
                                                                                                ------
                                                                                                13,909
HEALTH SERVICES (9.1%)
              3,945  HCA, Inc., Senior Secured Notes, 9.63%, due 11/15/16                        4,063
              1,560  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due
                     10/15/17                                                                    1,642
              1,320  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due
                     10/15/17                                                                    1,394

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                   VALUE(+)
($000's omitted)                                                                         ($000's omitted)
              1,747  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.90%,
                     due 9/15/08                                                                 1,467(n)(u)
              2,630  Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15                   2,269
              2,660  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27              2,175
                455  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12                       448
                 75  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                        75
                475  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                         461
                 20  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15                        20
              1,495  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16                     1,405
                450  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17                       424
                                                                                                ------
                                                                                                15,843
HOTELS (0.2%)
                455  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due
                     11/1/13                                                                       419

LEISURE (0.6%)
              1,290  Royal Caribbean Cruises, Senior Unsecured Notes, 7.50%, due
                     10/15/27                                                                      993

MEDIA - BROADCAST (1.7%)
              2,400  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14                 1,512
              1,315  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13                  1,144
                385  LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due
                     5/15/13                                                                       335
                                                                                                ------
                                                                                                 2,991
MEDIA - CABLE (6.0%)
              1,005  CCH I Holdings LLC, Senior Secured Notes, 11.00%, due 10/1/15                 761
                570  CCH II Holdings LLC, Guaranteed Notes, 10.25%, due 10/1/13                    502
                715  Charter Communications LLC, Senior Secured Notes, 8.00%, due
                     4/30/12                                                                       681(n)
              4,740  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13                  4,894
              1,595  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11                    1,545
                885  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due
                     10/15/15                                                                      790
              1,345  Videotron Ltd., Guaranteed Notes, 9.13%, due 4/15/18                        1,402(n)
                                                                                                ------
                                                                                                10,575
MEDIA - SERVICES (1.1%)
              2,450  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due
                     4/15/14                                                                     1,936

METALS/MINING EXCLUDING STEEL (2.6%)
                570  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14                     436
                595  Aleris Int'l, Inc., Guaranteed Notes, 10.00%, due 12/15/16                    411
                985  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due
                     7/1/13                                                                        982
                275  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%,
                     due 4/1/15                                                                    287
                185  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%,
                     due 4/1/17                                                                    194
              1,765  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13                    1,727
                215  Peabody Energy Corp., Senior Guaranteed Notes, Ser. B, 6.88%, due
                     3/15/13                                                                       217
                380  Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16                    362
                                                                                                ------
                                                                                                 4,616
NON-FOOD & DRUG RETAILERS (0.3%)
                560  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12                        446

PACKAGING (3.4%)
              3,295  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12                 3,311
                205  Berry Plastics Corp., Senior Secured Floating Rate Notes, 7.54%,
                     due 10/15/08                                                                  191(u)
                920  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15                     950
              1,770  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14           1,513
                                                                                                ------
                                                                                                 5,965
PRINTING & PUBLISHING (1.1%)
                750  Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due
                     8/15/13                                                                       589

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                   VALUE(+)
($000's omitted)                                                                         ($000's omitted)
                350  Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%, due
                     11/15/13                                                                      210(^^)
                595  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                           271
              1,380  Reader's Digest Association, Inc., Senior Subordinated Notes,
                     9.00%, due 2/15/17                                                            779(n)
                                                                                                ------
                                                                                                 1,849
RAILROADS (0.3%)
                525  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12                542

REAL ESTATE DEV. & MGT. (0.7%)
              1,040  American Real Estate Partners L.P., Senior Unsecured Notes,
                     8.13%, due 6/1/12                                                             993
                305  American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due
                     2/15/13                                                                       273
                                                                                                ------
                                                                                                 1,266
RESTAURANTS (0.3%)
                670  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                          570(OO)

SOFTWARE/SERVICES (1.5%)
              1,390  First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15                      1,230(n)
              1,420  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15           1,442
                                                                                                ------
                                                                                                 2,672
STEEL PRODUCERS/PRODUCTS (1.6%)
              1,070  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate
                     Notes, 8.79%, due 10/1/08                                                     982(u)
                730  Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12                    723
              1,125  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15                    1,046
                                                                                                ------
                                                                                                 2,751
SUPPORT - SERVICES (3.7%)
              1,560  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13                     1,466
                505  Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13               468
                230  Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16                             200(E)
              1,680  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                     2/1/15                                                                      1,529(n)
              1,225  Lender Processing Services, Inc., Senior Unsecured Notes, 8.13%,
                     due 7/1/16                                                                  1,224(n)
              1,680  United Rentals N.A., Inc., Guaranteed Senior Notes, 6.50%, due
                     2/15/12                                                                     1,516
                                                                                                ------
                                                                                                 6,403
TELECOM - INTEGRATED/SERVICES (3.0%)
                950  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15                 898
                615  Intelsat Subsidiary Holding Co. Ltd., Senior Unsecured Notes,
                     8.50%, due 1/15/13                                                            609(n)
                795  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due
                     10/31/13                                                                      624
                835  Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                       833
                965  Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19                     822
                825  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28                   654
              1,035  Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16               872
                                                                                                ------
                                                                                                 5,312
TELECOM - WIRELESS (0.2%)
                420  Rogers Cable, Inc., Guaranteed Notes, 5.50%, due 3/15/14                      405

THEATERS & ENTERTAINMENT (0.7%)
              1,270  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due
                     8/15/12                                                                     1,302

TRANSPORTATION EXCLUDING AIR/RAIL (0.4%)
                990  ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                   753(n)
                     Total Corporate Debt Securities (Cost $154,460)                           145,744

NUMBER OF SHARES

Short-Term Investments (42.3%)
          6,048,559  Neuberger Berman Prime Money Fund Trust Class                               6,049(@)(OO)
         67,968,487  Neuberger Berman Securities Lending Quality Fund,
                     LLC                                                                        67,968(++)
                                                                                                ------
                     Total Short-Term Investments (Cost $74,017)                                74,017

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

                                                                                                   VALUE(+)
NUMBER OF SHARES                                                                         ($000's omitted)
                     TOTAL INVESTMENTS (208.6%) (Cost $407,734)                                364,777(##)

                     Liabilities, less cash, receivables and other assets [(36.8%)]           (64,402)(@@)

                     Liquidation Value of Auction Preferred Shares [(71.8%)]                 (125,500)
                                                                                             ---------

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)              $174,875

See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. Investments in debt securities are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, the cost of investments for U.S. federal income tax purposes was $408,726,000. Gross unrealized appreciation of investments was $20,572,000 and gross unrealized depreciation of investments was $64,521,000, resulting in net unrealized depreciation of $43,949,000 based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2008, these securities amounted to approximately $34,488,000 or 19.7% of net assets applicable to common shareholders.

     For more information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

(OO) All or a portion of this security is segregated in connection with obligations for interest rate swap contracts, term loan obligations and/or security lending.

(E)  All or a portion of this security is on loan.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2008.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(O) All or a portion of this security was purchased on a when-issued basis. At July 31, 2008, these securities amounted to $688,000 or 0.4% of net assets.

(@@) At July 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                 RATE TYPE
                                                 ---------

                                                 FIXED-RATE   VARIABLE-RATE  ACCRUED NET
                                                 PAYMENTS     PAYMENTS       INTEREST         UNREALIZED
SWAP COUNTER     NOTIONAL                        MADE BY      RECEIVED BY    RECEIVABLE       APPRECIATION     TOTAL
    PARTY        AMOUNT       TERMINATION DATE   THE FUND     THE FUND(1)    (PAYABLE)        (DEPRECIATION)   FAIR VALUE
Citibank, N.A.   70,000,000   October 24, 2008     3.63%        2.46188%       (18,171)         (201,899)        (220,070)

         (1)     30 day LIBOR (London Interbank Offered Rate) at July 22, 2008.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 29, 2008